Fair Value Measurements (Schedule of Fair Values Determined by Level 3 Inputs) (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Liabilities:
Derivative liability, warrants	$ 2,000,000
Recurring [Member]
Liabilities:
Original issue discount, convertible debt	213,300	$ 979,569
Derivative liability, warrants	33,312	46,375
Total:	246,612	1,025,944
Recurring [Member] | Level 1 [Member]
Liabilities:
Original issue discount, convertible debt
Derivative liability, warrants
Total:
Recurring [Member] | Level 2 [Member]
Liabilities:
Original issue discount, convertible debt
Derivative liability, warrants
Total:
Recurring [Member] | Level 3 [Member]
Liabilities:
Original issue discount, convertible debt	213,300	979,569
Derivative liability, warrants	33,312	46,375
Total:	246,612	$ 1,025,944
Nonrecurring [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	1,990,226
Nonrecurring [Member] | Customer list [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	748,853
Nonrecurring [Member] | Vendor relationships [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	407,153
Nonrecurring [Member] | Development costs [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	280,315
Nonrecurring [Member] | Goodwill [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	834,220
Nonrecurring [Member] | Level 1 [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 1 [Member] | Customer list [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 1 [Member] | Vendor relationships [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 1 [Member] | Development costs [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 1 [Member] | Goodwill [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 2 [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 2 [Member] | Customer list [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 2 [Member] | Vendor relationships [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 2 [Member] | Development costs [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 2 [Member] | Goodwill [Member]
Assets:
Assets measured at fair value on a nonrecurring basis
Nonrecurring [Member] | Level 3 [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	1,990,226
Nonrecurring [Member] | Level 3 [Member] | Customer list [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	748,853
Nonrecurring [Member] | Level 3 [Member] | Vendor relationships [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	407,153
Nonrecurring [Member] | Level 3 [Member] | Development costs [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	280,315
Nonrecurring [Member] | Level 3 [Member] | Goodwill [Member]
Assets:
Assets measured at fair value on a nonrecurring basis	$ 834,220